Reclamation Provision (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Management's Estimate [Member]
Statement [Line Items]
Reclamation provision undiscounted value	$ 6,316	$ 5,573
Reclamation provision	$ 3,131	$ 2,921
Management's estimate one [Member]
Statement [Line Items]
Risk free interest rate	9.13%	9.13%
Inflation rate	3.84%	3.84%